NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2016
Notes Payable [Abstract]
Schedule of notes payable

	December 31,
	2016	2015
Note payable - WeedMD	$—	$175,000
Note payable – Slainte	—	600,000
Total notes payable	$—	$775,000

Significant notes payable assumptions

	Warrants December 31, 2016	Conversion Feature December 31, 2016
Expected life (years)	4.29 - 5.0	1.09 - 1.13
Risk-free interest rate	1.01% - 1.90%	0.78% - 0.79%
Expected volatility	214% - 227%	200% - 203%